Form N-1A Supplement	Mar. 01, 2026
International Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
International Bond Fund
Supplement dated September 21, 2026
to the Prospectus dated March 1, 2026 (as previously supplemented) and
Summary Prospectus dated July 13, 2026 as amended September 21, 2026
This supplement updates information contained in the Prospectus and Summary Prospectus for the International Bond Fund. Please retain this supplement for future reference.

SUMMARY FOR INTERNATIONAL BOND FUND
On September 15, 2026, the Fund’s Board of Directors approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on October 5, 2026, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for November 24, 2026. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about October 12, 2026. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about December 1, 2026. However, the Fund’s officers have the discretion to change these dates.
On or about December 1, 2026, subject to shareholder approval, under Principal Investment Strategies, add the following after the third paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
On or about December 1, 2026, subject to shareholder approval, in the Principal Risks section, add the following to the alphabetical list of risks:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.